Restructuring Costs (Details)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021 employee	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) employee
Restructuring Costs
Number of employees severed | employee	20			20
Restructuring costs		$ 771,942	$ 699,473	$ 771,942
Restructuring accruals		$ 0		$ 0